Significant Events After Reporting Period - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 27, 2026 TWD ($) $ / shares	Mar. 27, 2026 USD ($) $ / shares	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Mar. 27, 2026 USD ($)	Mar. 24, 2026 TWD ($)	Mar. 24, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Employees' compensation	$ 101,339	$ 3,230	$ 101,339	$ 3,230	$ 81,113	$ 79,385
Remuneration to directors	$ 96,000	$ 3,060
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value								$ 6,325,000	$ 201,626
Dividend Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends | (per share)	$ 6.6	$ 0.2
Analog Devices Sdn Bhd [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 3,398,806						$ 108,849
Percentage of voting equity interests acquired	100.00%						100.00%